Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of total provisions [line items]
Beginning balance	₨ 32,232
Ending balance	35,432	$ 467	₨ 32,232
Provision for restoration and rehabilitation and environmental costs [member]
Disclosure of total provisions [line items]
Beginning balance	30,012	396	26,760
Additions	350	5	2,701
Utilised	(45)	(1)	(24)
Unused amounts reversed			(243)
Unwinding of discount	777	10	721
Revision in estimates	539	7	(122)
Exchange differences	823	11	219
Ending balance	32,456	428	30,012
Miscellaneous other provisions [member]
Disclosure of total provisions [line items]
Beginning balance	558	7	541
Additions	540	7	17
Ending balance	₨ 1,098	$ 14	₨ 558